2002 Annual Report
                                                                  April 30, 2002

                                                         National Investors Cash
                                                           Management Fund, Inc.

                                                     Money Market Plus Portfolio



                                           NATIONAL                       [LOGO]
                                           INVESTOR
                                           SERVICES CORP.
                                           MEMBER NEW YORK STOCK EXCHANGE o SIPC


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

                                                              DIRECTORS

Richard W. Dalrymple                      James F. Rittinger                       Theodore Rosen
President of                              Partner                                  Managing Director of
Teamwork Mgmt., Inc.                      Satterlee Stephens                       Burnham Securities, Inc.
                                          Burke & Burke LLP                        and Chairman of
                                                                                   the Board of
                                                                                   Marathon Capital LLC

                                                         EXECUTIVE OFFICERS

George A. Rio*                            Christopher J. Kelley*
President, Treasurer                      Vice President and Secretary
and Chief Financial Officer

*Affiliated person of the Distributor


                                                TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

                                                              DIRECTORS

Frank J. Petrilli                         Richard H. Neiman
Chairman, President and                   Executive Vice President,
Chief Executive Officer                   General Counsel and Secretary


                                                           SENIOR OFFICERS

David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                   & Administration


                                                          SERVICE PROVIDERS

           INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
   TD Waterhouse Asset Management, Inc.       National Investor Services Corp.              Ernst & Young LLP
             100 Wall Street                          55 Water Street                       5 Times Square
           New York, NY 10005                       New York, NY 10041                    New York, NY 10036

             ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
          SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
  TD Waterhouse Investor Services, Inc.                One Wall Street                    599 Lexington Avenue
             100 Wall Street                        New York, NY 10286                    New York, NY 10022
           New York, NY 10005
       Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
             1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                      60 State Street                    153 East 53rd Street
                                                     Boston, MA 02109                     New York, NY 10022


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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Dear Shareholder:

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") annual report for the fiscal period ended April 30, 2002.

During this period the Money Market Plus Portfolio attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2002, assets in the Portfolio totaled approximately $50 million.

PORTFOLIO RESULTS*
For the fiscal period ended April 30, 2002, the Money Market Plus Portfolio had a seven-day yield of 1.59% at April 30, 2002, a seven-day effective yield of 1.60% at April 30, 2002, and an average annual return of 1.53%.**

COMMENTARY
The ongoing war on terrorism continues to weigh heavily on the U.S. economy. Six months ago, there were expectations that the economic recovery would be strong enough to prompt the Federal Reserve Open Market Committee (the "Fed") to begin raising interest rates by mid-year. Although the first quarter Gross Domestic Product (GDP) number was a healthy +5.8%, much of this recovery came from housing and consumer spending which is not anticipated to lift inflation enough to warrant the Fed raising the Federal Funds target rate of 1.75%.

The Fed could be even more reluctant to increase borrowing costs now that the Federal budget has gone from a $165 billion surplus in 2001 to a $66 billion projected deficit in 2002, as a result of reduced tax revenues and increased government spending.

Meanwhile, the Enron and Arthur Andersen scandals have had a negative impact on financial markets, undermining investors' confidence in the integrity of the financial activities of certain American corporations. In addition, the questionable reliability of analyst recommendations from major Wall Street investment banking firms has further eroded investor confidence in the markets - to the point of reducing the level of investment activity.

At the same time, the major credit rating agencies, which oversee the issuance and ranking of debt of corporations and institutions, are reacting more quickly and harshly in their evaluations of fixed income securities. For several years, downgrades have outnumbered upgrades by four to one. This can be partly explained by poor financial results and a higher level of scrutiny after several instances similar to the Enron case. The reduced number of top-level credits makes it more difficult to develop a universe of securities to invest in, but we have maintained high-quality securities in the Portfolio.

The Portfolio's average maturity is currently longer than a neutral position, as we anticipate it will be some time before short interest rates rise significantly. Our goal is to maximize shareholders' returns, while maintaining a conservative investment strategy. In short, liquidity and safety of principal will continue to be the overall guidelines for this Portfolio.

We look forward to continuing to meet your expanding investment needs in the years to come.


Sincerely,



/s/ Frank J. Petrilli
---------------------
Frank J. Petrilli
Chairman
National Investor Services Corp.

June 5, 2002

*An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Past performance is not a guarantee of future results. Investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal period ended April 30, 2002, the Investment Manager and its affiliates waived a portion of their fees for the Portfolio. Without these fee waivers in effect, the seven-day yield at April 30, 2002, seven-day effective yield at April 30, 2002 and the annualized return would have been lower. The seven-day yield more closely reflects the current earnings of the Portfolio than the seven-day effective yield and annualized total return. Yield will fluctuate.


Distributor: Funds Distributor, Inc.

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Director and Officer Information (Unaudited)

The following table contains information regarding the National Investors Cash Management Fund, Inc. (the "Fund") Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 as amended (the 1940 Act), are referred to as "Independent Directors." The Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Trust, investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, 100 Wall Street, New York, New York 10005, or by calling 1-800-934-4448.

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                                                                                                         Number of
                                                   Term of                                              Portfolios
                                                 Office with                 Principal                    in Fund          Other
                                Position(s)       Fund and                 Occupation(s)                  Complex      Directorships
        Name, Address            Held with        Length of                 During Past                  Overseen         Held by
           And Age               the Fund       Time Served+                  5 Years                   by Director     Director++

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Independent Directors+++
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
   RICHARD W. DALRYMPLE          Director           Since       President of Teamwork Management,      17           None
                                                   2/26/98      Inc. since January 1997; Trustee of
   70 West Red Oak Lane                                         The Shannon McCormack Foundation
   White Plains, NY 10604                                       since 1988, the Kevin Scott
                                                                Dalrymple Foundation since 1993 and
   Age 58                                                       a Director of the National Center
                                                                for Disability Services since 1983;
                                                                Director of Dime Bancorp, Inc. from
                                                                1990 through January 2002.
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   THEODORE ROSEN                Director           Since       From December 1995 through February     4           None
                                                   2/26/98      1998, a Director of TD Waterhouse
   100 Wall Street                                              Family of Funds, Inc.; since 1993,
   New York, NY 10005                                           a Managing Director of Burnham
                                                                Securities, Inc.; currently Chairman
   Age 78                                                       of Marathon Capital LLC, a merchant
                                                                banking firm; was founder and
                                                                Chairman of the Board of U.S. Energy
                                                                Systems, Inc.; from 1991 to 1993,
                                                                Senior Vice President at Oppenheimer
                                                                & Co., and from 1989 to 1991 was a
                                                                Vice President-Sales at Smith
                                                                Barney; prior to 1989, held senior
                                                                management positions with other
                                                                firms including Morgan Stanley &
                                                                Co., Ladenburg Thalman, and Burnham
                                                                & Co.; founder and President of
                                                                Summit Capital Group, a money
                                                                management and investment banking
                                                                firm.

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Interested Director
------------------------------------------------------------------------------------------------------------------------------------
   JAMES F. RITTINGER++++        Chairman,          Since       Since 1979, Partner at Satterlee           4         None
                                 Director          2/26/98      Stephens Burke & Burke LLP, a law
   100 Wall Street                                              firm; from 1987 through 1996, a
   New York, NY 10005                                           member of the Board of Directors of
                                                                Waterhouse Investor Services, Inc.,
   Age 55                                                       a New York Stock Exchange listed
                                                                company; from 1983 through 1994,
                                                                served as Justice of the Village of
                                                                Briarcliffe Manor, New York; a
                                                                member of the Association of the Bar
                                                                of the State of New York.







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                                                   Term of
                                                 Office with                               Principal
                                Position(s)       Fund and                               Occupation(s)
        Name, Address            Held with        Length of                               During Past
           And Age               the Fund       Time Served+                                5 Years

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Officers Who Are Not Directors
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   GEORGE A. RIO                President,          Since       Since April 2001, Senior Vice President of BISYS Fund Services,
                                Treasurer          06/02/98     Inc.; from April 1998 to April 2001, Executive Vice President
   c/o BISYS Fund Service          and                          and Client Service Director of Funds Distributor, Inc.; from June
   60 State Street, Suite 1300    Chief                         1995 to March 1998, Senior Vice President and Senior Key Account
   Boston, MA 02109              Financial                      Manager for Putnam Mutual Funds.
                                 Officer

   Age 47
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   CHRISTOPHER J. KELLEY      Vice President        Since       Since April 2001, Vice President and Senior Counsel
                              and Secretary        05/20/98     of BISYS Fund Services, Inc.; from July 1996 to April 2001,
                                                                Senior Vice President and Deputy General Counsel of Funds
   c/o BISYS Fund Services                                      Distributor, Inc.
   60 State Street, Suite 1300
   Boston, MA 02109

   Age 37

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   MICHELE R. TEICHNER        Vice President        Since       Senior Vice President - Compliance, Administration and Operations
                                   and            11/02/99      of TD Waterhouse Asset Management, Inc. (since August 1996) and
   c/o TD Waterhouse             Assistant                      TD Waterhouse (since June 1997).
   100 Wall Street               Secretary
   New York, NY 10005

   Age 42
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   KAREN JACOPPO-WOOD         Vice President        Since       Since April 2001, Counsel of BISYS Fund Services, Inc.; from January
                                    and           05/20/98      1996 to April 2001, Vice President and Senior Counsel of Funds
   c/o BISYS Fund Services      Assistant                       Distributor, Inc.
   60 State Street, Suite 1300   Secretary
   Boston, MA 02109

   Age 35
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   THOMAS J. TEXTOR           Vice President        Since       Since November 1999, Chief Compliance Officer of TD Waterhouse; from
                                    and           01/04/99      1995 to 1997, Vice President and Administrative Manager of
   c/o TD Waterhouse             Assistant                      Prudential Securities, Inc.
   100 Wall Street               Treasurer
   New York, NY 10005

   Age 44
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   MARY A. NELSON             Vice President        Since       Since April 2001, Senior Vice President of BISYS Fund Services,
                                    and           05/20/98      Inc.; from August 1994 to April 2001, Senior Vice President and
   c/o BISYS Fund Services       Assistant                      Director of Financial Services at Funds Distributor, Inc.
   60 State Street, Suite 1300   Treasurer
   Boston, MA 02109

   Age 37
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+    There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2002. This does not include directorships held by a Director in the Fund Complex.
+++ Carolyn B. Lewis was an Independent Director from February 26, 1998 until January 14, 2002.
++++ Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because of his past affiliation with, including serving as a Director of, TD Waterhouse (formerly, Waterhouse Investor Services, Inc.).



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                                -----------------
                                TABLE OF CONTENTS
                                -----------------


                 Statement of Assets and Liabilities ..........................7


                 Statement of Operations ......................................7


                 Statement of Changes in Net Assets ...........................8


                 Financial Highlights .........................................8


                 Notes to Financial Statements ................................9


                 Money Market Plus Portfolio
                 Schedule of Investments .....................................12


                 Notes to Schedule of Investments ............................14


                 Report of Independent Auditors ..............................15




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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                                     MONEY MARKET PLUS PORTFOLIO

                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                           April 30, 2002

       ASSETS                      Investments in securities, at value (including repurchase
                                      agreement of $4,737,000)                                            $      51,876,524
                                   Cash                                                                                 173
                                   Interest receivable                                                              194,856
                                                                                                          -----------------
                                        TOTAL ASSETS                                                             52,071,553

       LIABILITIES                 Payable for securities purchased                                               2,000,000
                                   Payable to Investment Manager and its affiliates (Note 3)                          7,390
                                   Accrued expenses and other liabilities                                             8,638
                                   Dividends payable to shareholders                                                  2,219
                                                                                                          -----------------
                                        TOTAL LIABILITIES                                                         2,018,247
                                                                                                          -----------------
                                                                                                          $      50,053,306
                                                                                                          =================

       NET ASSETS                  Net assets consist of:
                                   Paid-in capital                                                        $      50,053,191
                                   Accumulated net realized gains from security transactions                            115
                                                                                                          -----------------
                                   Net assets, at value                                                   $      50,053,306
                                                                                                          =================

                                   Shares outstanding ($.0001 par value common stock,
                                      20 billion shares authorized)                                              50,053,191
                                                                                                          =================

                                   Net asset value, redemption price and offering price
                                      per share (Note 2)                                                  $            1.00
                                                                                                          =================


                                                       STATEMENT OF OPERATIONS
                                                For the Period Ended April 30, 2002*

       INVESTMENT INCOME           Interest income                                                        $          71,438
                                                                                                          -----------------

       EXPENSES                    Investment management fees (Note 3)                                               12,466
                                   Administration fees (Note 3)                                                       3,562
                                   Shareholder servicing fees (Note 3)                                                1,781
                                   Transfer agent fees (Note 3)                                                       1,781
                                   Shareholder reports and mailing                                                      379
                                   Registration fees                                                                  1,944
                                   Custody fees (Note 2)                                                                913
                                   Professional fees                                                                  4,431
                                   Directors' fees (Note 4)                                                             651
                                   Other expenses                                                                       321
                                                                                                          -----------------
                                        TOTAL EXPENSES                                                               28,229

                                   Fees waived/expenses reimbursed by the Investment Manager
                                      and its affiliates (Note 3)                                                   (12,200)
                                                                                                          -----------------
                                        NET EXPENSES                                                                 16,029
                                                                                                          -----------------

                                   NET INVESTMENT INCOME                                                             55,409
                                                                                                          -----------------

       NET REALIZED GAINS FROM SECURITY TRANSACTIONS                                                                    115
                                                                                                          -----------------

       NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $          55,524
                                                                                                          =================

       * The Portfolio commenced operations on April 4, 2002.

                                       Please see accompanying notes to financial statements.


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                                     MONEY MARKET PLUS PORTFOLIO

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Period Ended
                                                                                                   April 30, 2002*
                                                                                                   ---------------

OPERATIONS:
  Net investment income                                                                            $          55,409
  Net realized gains from security transactions                                                                  115
                                                                                                   -----------------

Net increase in net assets from operations                                                                    55,524
                                                                                                   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                                   (55,409)
                                                                                                   -----------------

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
  Proceeds from shares sold                                                                               50,000,001
  Shares issued in reinvestment of dividends                                                                  53,190
  Payments for shares redeemed                                                                                    --
                                                                                                   -----------------
Net increase in net assets from capital share transactions                                                50,053,191
                                                                                                   -----------------

TOTAL INCREASE IN NET ASSETS                                                                              50,053,306

NET ASSETS:
Beginning of period                                                                                               --
                                                                                                   -----------------
End of period                                                                                      $      50,053,306
                                                                                                   =================


                                                        FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                                   Period Ended
                                                                                                   April 30, 2002*
                                                                                                   ---------------

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period                                                             $           1.000
                                                                                                   -----------------

  Net investment income                                                                                        0.001
                                                                                                   -----------------

Distributions from net investment income                                                                      (0.001)
                                                                                                   -----------------

Net asset value, end of period                                                                     $           1.000
                                                                                                   =================

RATIOS
  Ratio of expenses to average net assets                                                                      0.45% (A)
  Ratio of net investment income to average net assets                                                         1.56% (A)
  Decrease reflected in above expense ratio due to waivers/reimbursements by the
     Investment Manager and its affiliates (Note 3)                                                            0.34% (A)

SUPPLEMENTAL DATA
  Total investment return (B)                                                                                  1.53% (A)

  Net assets, end of period                                                                        $      50,053,306
                                                                                                   =================

Average net assets                                                                                 $      50,002,109
                                                                                                   =================


* The Portfolio commenced operations on April 4, 2002.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002

NOTE 1 -- ORGANIZATION

The Money Market Plus Portfolio (the "Portfolio") is a separate investment series of National Investors Cash Management Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Portfolio is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is the Portfolio's policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- The Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2002, the cost of investments of the Portfolio for Federal Income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, the Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to the Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Portfolio are charged to the Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolio, are allocated on a pro rata basis.

Use of Estimates -- The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                                   (CONTINUED)

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets, .34 of 1% of the next $1billion, and .33 of 1% of average daily net assets over $2 billion. For the fiscal period ended April 30, 2002, the Investment Manager voluntarily waived management fees of $2,877 and reimbursed $3,569 for the Portfolio.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Portfolio's average daily net assets. For the fiscal period ended April 30, 2002, TD Waterhouse voluntarily waived administration fees of $3,562 for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the fiscal period ended April 30, 2002, TD Waterhouse voluntarily waived shareholder services fees of $411 for the Portfolio.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the fiscal period ended April 30, 2002, the Transfer Agent voluntarily waived transfer agency fees of $1,696 and reimbursed $85 for the Portfolio.


NOTE 4 -- DIRECTOR FEES

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolio.



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10
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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                                   (CONTINUED)

NOTE 5 -- FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. The tax character of distributions paid to shareholders during the fiscal period was all ordinary income.

--------------------------------------------------------------------------------
                                                                              11

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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        Money Market Plus Portfolio o Schedule of Investments
                                                           April 30, 2002

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--8.8%
$  2,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-4,  MTN, VRN, 2.14%, due 8/1/02
                (LOC: BellSouth Corp., Counterparty: Goldman Sachs & Co.) (Notes A, C)                    2.14       $   2,000,000
   2,400,000    Zurich Trust Certificate Program Ser. 2T, Cl. A, VRN, 1.92%, due 5/24/02 (Notes A, C)     1.92           2,400,000
                                                                                                                     -------------
                                                                                                                         4,400,000
                                                                                                                     -------------

                BROKER/DEALER OBLIGATIONS--13.8%
   2,400,000    Bear Stearns Cos., Inc., VRN, 2.04%, due 5/1/02 (Note A)                                  1.98           2,400,187
   1,900,000    Lehman Brothers Holdings, Inc., 7.13%, due 7/15/02                                        2.05           1,919,549
     500,000    Lehman Brothers Holdings, Inc., 7.00%, due 10/1/02                                        2.43             509,347
   2,038,000    Morgan Stanley, Dean Witter, Discover & Co., 7.13%, due 1/15/03                           2.53           2,102,512
                                                                                                                     -------------
                                                                                                                         6,931,595
                                                                                                                     -------------

                FINANCE & INSURANCE OBLIGATIONS--5.4%
   1,000,000    Associates Corp. N.A., 6.50%, due 7/15/02                                                 2.07           1,008,977
   1,700,000    Sanwa Business Credit, VRN, 2.11%, due 5/20/02 (LOC: Fleet Bank, N.A.) (Note A)           1.93           1,700,990
                                                                                                                     -------------
                                                                                                                         2,709,967
                                                                                                                     -------------

                INDUSTRIAL & OTHER OBLIGATIONS--2.1%
   1,000,000    Public Service Co. of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC)                       2.65           1,031,179
                                                                                                                     -------------

                TOTAL CORPORATE OBLIGATIONS--30.1%                                                                      15,072,741
                                                                                                                     -------------

                BANK OBLIGATIONS

                BANK NOTES--11.5%
   2,000,000    American Express Centurion Bank, VRN, 1.86%, due 5/29/02 (Note A)                         1.84           2,000,407
   2,000,000    Bayerische Landesbank GZ, MTN, 7.10%, due 7/5/02                                          1.96           2,018,057
   1,000,000    Credit Suisse First Boston (USA), Inc., VRN, 2.03%, due 6/11/02 (Note A)                  1.92           1,000,650
     750,000    Fleet National Bank, VRN, 2.00%, due 5/3/02 (Note A)                                      1.98             750,068
                                                                                                                     -------------
                                                                                                                         5,769,182
                                                                                                                     -------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--9.4%
   1,650,000    Butler County Surgical Properties, LLC, Adj. Rate Tax Secs., Ser. 1999 VRDN, 2.10%
                (LOC: Fifth Third Bank) (Note B)                                                          2.07           1,650,000
     650,000    Dominican Sisters, St. Mary's of the Springs, Tax. Ser. 2000 VRDN, 2.10%
                (LOC: Fifth Third Bank) (Note B)                                                          2.07             650,000
   2,400,000    The Garlands of Barrington Lenders Inc., Tax. Ser. 2002B VRDN, 2.03%
                (LOC: Bank One, N.A.) (Note B)                                                            2.00           2,400,000
                                                                                                                     -------------
                                                                                                                         4,700,000
                                                                                                                     -------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--4.0%
   2,000,000    UBS AG, 2.78%, due 3/24/03                                                                2.72           2,001,010
                                                                                                                     -------------

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12


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        Money Market Plus Portfolio o Schedule of Investments
                                                           April 30, 2002

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOREIGN BANK SUPPORTED OBLIGATIONS--14.3%
$  2,400,000    ED&F Man Tsy. Management Ltd., due 10/2/02 (LOC: Rabobank Nederland)                      2.21       $   2,377,516
   2,405,000    Mt. Sinai Medical Center Realty Corp., due 5/13/02                                        1.86           2,403,508
                (LOC: Landesbank Hessen-Thuerigen GZ)
   2,400,000    Trinity Health Corp., CP Notes, Ser. 1996, due 6/5/02
                (LIQ: 67% KBC Bank NV; 33% Northern Trust Co.)                                            1.91           2,395,567
                                                                                                                     -------------
                                                                                                                         7,176,591
                                                                                                                     -------------
                TOTAL BANK OBLIGATIONS--39.2%                                                                            19,646,783
                                                                                                                     -------------

                TAXABLE MUNICIPAL OBLIGATIONS
   2,400,000    Calif. PCFA, Env. Imp. Rev. Bonds (ARCO Project), Tax. Ser. 1997, 1.90%
                (LOC: Atlantic Richfield Co.)                                                             1.90           2,400,000
   1,400,000    Calif. PCFA, Env. Imp. Rev. Bonds (Shell Oil Co. Proj.) Tax. Ser. 1998B VRDN, 1.98%
                (GTY: Shell Oil Co.) (Note B)                                                             1.95           1,400,000
   1,050,000    Fla. Hsg. Fin. Corp., Tax. Housing Rev. Bonds, 1999 (Valencia Village Apts.),
                Ser. G-2 VRDN, 2.06% (LOC: Fannie Mae) (Note B)                                           2.03           1,050,000
   1,150,000    Fla. Hsg. Fin. Corp., Tax. Housing Rev. Bonds (Waterford Pointe Apts.),
                Ser. 2000E-2 VRDN, 2.06% (LOC: Fannie Mae) (Note B)                                       2.03           1,150,000
   1,120,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds, Ser. 1998B VRDN, 1.98%
                (LIQ: Bank of America NT & SA; Insured: MBIA) (Note B)                                    1.95           1,120,000
     500,000    Maryland HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B VRDN, 2.00%
                (LOC: Wachovia Bank, N.A.) (Note B)                                                       2.00             500,000
   2,400,000    NY State HFA, Svc. Contract Obligation Rev. Bonds, Ser. 1997B VRDN, 2.08%
                (LOC: Commerzbank AG) (Note B)                                                            2.05           2,400,000
   2,400,000    NY City HFA (360 West 43rd St. Hsg. Rev. Bonds), Ser. 2002B VRDN, 1.98%
                (LOC: Bayerische Hypo -und Vereinsbank, GZ) (Note B)                                      1.95           2,400,000
                                                                                                                     -------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--24.8%                                                               12,420,000
                                                                                                                     -------------

                REPURCHASE AGREEMENT--9.5%
   4,737,000    ABN Amro Bank, N.V.
                ~1.90%, dated 4/30/02, due 5/1/02 in the amount of $4,737,250
                ~fully collateralized by U.S. Government securities, coupon 0.00%,
                  maturity 5/31/02, value $4,832,413                                                      1.90           4,737,000
                                                                                                                     -------------

                TOTAL INVESTMENTS (cost $51,876,524)--103.6%                                                             51,876,524

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(3.6%)                                                       (1,823,218)
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $   50,053,306
                                                                                                                     ==============


                         Please see accompanying notes to schedule of investments and financial statements.

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

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULE OF INVESTMENTS
                                 April 30, 2002


(A) Variable rate note securities. The rates shown are the current rates on April 30, 2002. Dates shown represent the next interest reset date.

(B) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to $4,400,000, or 8.8% of net assets of the Money Market Plus Portfolio.



                          DESCRIPTION OF ABBREVIATIONS

AMBAC      American Municipal Bond Assurance Corporation
CP         Commercial Paper
GTY        Guarantee
HEFA       Health &Education Facilities Authority
HFA        Housing Finance Authority
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance Insurance Corporation
MTN        Medium Term Note
PCFA       Pollution Control Finance Authority
VRDN       Variable Rate Demand Note
VRN        Variable Rate Note

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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14

--------------------------------------------------------------------------------
                Report of Ernst & Young LLP, Independent Auditors


Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Money Market Plus Portfolio (the "Fund") (one of the portfolios comprising National Investors Cash Management Fund, Inc.) as of April 30, 2002, and the related statements of operations and changes in net assets and financial highlights for the period from April 4, 2002 (commencement of operations) to April 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Plus Portfolio at April 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the period from April 4, 2002 to April 30, 2002, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP

New York, New York
June 5, 2002

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                                                                              15

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